Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jan. 31, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The compensation committee and senior management monitor the Company’s equity grant practices to evaluate whether such practices comply with governing regulations and are consistent with good corporate practices. When making regular annual equity grants, the compensation committee’s practice is to approve them at its fourth quarter meeting of the prior year as part of the annual compensation review. Our Board then reviews (and approves in the case of Mr. Richman) the annual equity grants to NEOs as part of its regular first quarter meeting. Because the Board’s and the compensation committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental. In addition, the compensation committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions or to incentivize key business priorities. The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates.
The following table presents information regarding stock options issued to our NEOs in 2025 with a grant date, under ASC 718, during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC. Amounts reported in the table below have been adjusted for the 12 to 1 reverse stock split that occurred July 14, 2025.
Name	Grant Date(1)	Number of securities underlying the award	Exercise price of the award ($/share)	Grant date fair value of award
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately
prior to the disclosure of material
non-public information and
the trading day beginning
immediately following the disclosure
of material non-public information

Michael Richman	1/31/2025	25,458	$9.66	$189,170	(3.9)%
Timothy Mayer	1/31/2025	9,780	$9.66	$72,672	(3.9)%
Udayan Guha	1/31/2025	9,781	$9.66	$72,672	(3.9)%

(1)
On January 31, 2025, our Board granted option awards to the Company’s NEOs, which were previously approved by the compensation committee at its fourth quarter meeting of the prior year as part of the annual compensation review. On February 3, 2025, the Company filed a current report on Form 8-K disclosing that we had received written notice from the Listing Qualifications Department of The Nasdaq Stock Market, LLC notifying us that the closing price of our common stock over the prior 30 consecutive business days had fallen below $1.00 per share, which is the minimum average closing price required to maintain listing on the Nasdaq Global Select Market under Nasdaq Listing Rule 5450(a)(1).

Award Timing Method	When making regular annual equity grants, the compensation committee’s practice is to approve them at its fourth quarter meeting of the prior year as part of the annual compensation review. Our Board then reviews (and approves in the case of Mr. Richman) the annual equity grants to NEOs as part of its regular first quarter meeting. Because the Board’s and the compensation committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental. In addition, the compensation committee may make grants at any time during the year it deems appropriate, including with respect to new hires or transitions or to incentivize key business priorities. The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table presents information regarding stock options issued to our NEOs in 2025 with a grant date, under ASC 718, during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC. Amounts reported in the table below have been adjusted for the 12 to 1 reverse stock split that occurred July 14, 2025.
Name	Grant Date(1)	Number of securities underlying the award	Exercise price of the award ($/share)	Grant date fair value of award
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately
prior to the disclosure of material
non-public information and
the trading day beginning
immediately following the disclosure
of material non-public information

Michael Richman	1/31/2025	25,458	$9.66	$189,170	(3.9)%
Timothy Mayer	1/31/2025	9,780	$9.66	$72,672	(3.9)%
Udayan Guha	1/31/2025	9,781	$9.66	$72,672	(3.9)%

(1)
On January 31, 2025, our Board granted option awards to the Company’s NEOs, which were previously approved by the compensation committee at its fourth quarter meeting of the prior year as part of the annual compensation review. On February 3, 2025, the Company filed a current report on Form 8-K disclosing that we had received written notice from the Listing Qualifications Department of The Nasdaq Stock Market, LLC notifying us that the closing price of our common stock over the prior 30 consecutive business days had fallen below $1.00 per share, which is the minimum average closing price required to maintain listing on the Nasdaq Global Select Market under Nasdaq Listing Rule 5450(a)(1).

Michael Richman [Member]
Awards Close in Time to MNPI Disclosures
Name		Michael Richman
Underlying Securities		25,458
Exercise Price | $ / shares		$ 9.66
Fair Value as of Grant Date | $		$ 189,170
Underlying Security Market Price Change		(3.9)
Timothy Mayer [Member]
Awards Close in Time to MNPI Disclosures
Name		Timothy Mayer
Underlying Securities		9,780
Exercise Price | $ / shares		$ 9.66
Fair Value as of Grant Date | $		$ 72,672
Underlying Security Market Price Change		(3.9)
Udayan Guha [Member]
Awards Close in Time to MNPI Disclosures
Name		Udayan Guha
Underlying Securities		9,781
Exercise Price | $ / shares		$ 9.66
Fair Value as of Grant Date | $		$ 72,672
Underlying Security Market Price Change		(3.9)